Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ (19)	$ (35)	$ (22)	$ (28)	$ (31)
Amortization of revenue that was included in the beginning contract liability balance		16	14	5	5
Cash received, excluding amounts recognized as revenue	(3)		(22)	(8)	(2)
Contract liabilities, ending balance	$ (22)	$ (19)	$ (30)	$ (31)	$ (28)